Nonexempt Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Amount of late remittances	$ 659
Lost earnings on late remittances	$ 56